Significant Accounting Policies, Recent Accounting Pronouncements Adopted (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Recent Accounting Pronouncements Adopted [Abstract]
Accumulated deficit	$ (361,994)	$ (353,249)
Additional paid-in capital	583,691	597,723
Convertible notes payable	$ 10,833	7,573
ASU 2020-06 [Member] | Cumulative-Effect Adjustment [Member]
Recent Accounting Pronouncements Adopted [Abstract]
Accumulated deficit		(10,216)
Additional paid-in capital		(21,165)
Convertible notes payable		$ 10,949